Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information.
Schedule of tangible fixed assets by geographic region

	December 31,	December 31,
	2022	2021
United Kingdom	$—	$—
United States	—	—
Total	$—	$—